Restatement of Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2024
Quarterly Financial Information Disclosure [Abstract]
Restatement of Quarterly Financial Information (Unaudited)

NOTE 21 – Restatement of Quarterly Financial Information (Unaudited)

As further described in Note 1, the previously reported unaudited consolidated financial information for the three and six months ended June 30, 2024, and the three and nine months ended September 30, 2024 are required to be restated. The as-restated interim financial information for each relevant period is included in the tables that follow. As part of the restatement, the Company recorded adjustments to correct the misstatements in the impacted interim periods.

Consolidated Balance Sheets

The following unaudited consolidated balance sheet tables present the impacts of the restatement adjustments as of the periods ended June 30, 2024, and September 30, 2024.

	As of June 30, 2024
(in thousands)	As Previously Reported	Adjustments to Debt	As Restated
Contract to issue common stock	-	130	130
Convertible debt	2,493	82	2,575
Total Liabilities	$17,294	$212	$17,506

Stockholders’ Equity
Accumulated deficit	(68,227)	(212)	(68,439)
Total Stockholders’ Equity	$16,480	$(212)	$16,268

Total Liabilities and Stockholders’ Equity	$33,774	$-	$33,774

	As of September 30, 2024
(in thousands)	As Previously Reported	Adjustments to Debt	Adjustments to Accrued Legal Fees	As Restated
Accrued liabilities	1,666	-	359	2,025
Contract to issue common stock	-	130	-	130
Convertible debt	3,539	153	-	3,692
Total Liabilities	$17,300	$283	$359	$17,942

Stockholders’ Equity
Accumulated deficit	(73,231)	(283)	(359)	(73,873)
Total Stockholders’ Equity	$14,275	$(283)	$(359)	$13,633

Total Liabilities and Stockholders’ Equity	$31,575	$-	$-	$31,575

Consolidated Statements of Operations and Comprehensive Loss

The following unaudited consolidated statements of operations and comprehensive loss tables present the impacts of the restatement adjustments for the three and six months ended June 30, 2024, and the three and nine months ended September 30, 2024.

	Three Months Ended June 30, 2024
(in thousands)	As Previously Reported	Adjustments to Debt	As Restated
Interest income (expense), net	(684)	(262)	(946)
Change in fair value of derivative liability	(1,051)	50	(1,001)
Total Other Income (Expense)	(1,765)	(212)	(1,977)

Net Loss, before tax	(5,415)	(212)	(5,627)
Net Loss	$(5,256)	$(212)	$(5,468)
Comprehensive Loss	$(5,234)	$(212)	$(5,446)

Basic and diluted net loss per share, Class A common stock	$(0.34)	$(0.02)	$(0.36)

	Six Months Ended June 30, 2024
(in thousands)	As Previously Reported	Adjustments to Debt	As Restated
Interest income (expense), net	(946)	(262)	(1,208)
Change in fair value of derivative liability	(2,523)	50	(2,473)
Total Other Income (Expense)	(3,555)	(212)	(3,767)

Net Loss, before tax	(10,792)	(212)	(11,004)
Net Loss	$(10,426)	$(212)	$(10,638)
Comprehensive Loss	$(10,350)	$(212)	$(10,562)

Basic and diluted net loss per share, Class A common stock	$(0.68)	$(0.02)	$(0.70)

	Three Months Ended September 30, 2024,
(in thousands)	As Previously Reported	Adjustments to Debt	Adjustments to Accrued Legal Fees	As Restated
General and administrative	1,927	-	359	2,826
Total Operating Expenses	$4,851	$-	$359	$2,826
Interest income (expense), net	(312)	(4)	-	(316)
Change in fair value of derivative liability	(1,052)	(67)	-	(1,119)
Total Other Income (Expense)	$(1,825)	$(71)	$-	$(1,896)

Net Loss, before tax	(5,151)	(71)	(359)	(5,581)
Net Loss	$(5,004)	(71)	(359)	(5,434)
Comprehensive Loss	$(5,046)	$(71)	$(359)	$(5,476)

Basic and diluted net loss per share, Class A common stock	$(0.32)	$-	$(0.02)	$(0.34)

	Nine Months Ended September 30, 2024,
(in thousands)	As Previously Reported	Adjustments to Debt	Adjustments to Accrued Legal Fees	As Restated
General and administrative	5,384	-	359	5,743
Total Operating Expenses	$14,992	$-	$359	$15,351

Interest income (expense), net	(1,258)	(266)	-	(1,524)
Change in fair value of derivative liability	(3,575)	(17)	-	(3,592)
Total Other Income (Expense)	$(5,380)	$(283)	$-	$(5,663)

Net Loss, before tax	(15,943)	(283)	(359)	(16,585)
Net Loss	$(15,430)	(283)	(359)	(16,072)
Comprehensive Loss	$(15,396)	$(283)	$(359)	$(16,038)

Basic and diluted net loss per share, Class A common stock	$(1.00)	$(0.02)	$(0.02)	$(1.04)

Consolidated Statements of Stockholders’ Equity

The following unaudited consolidated statements of stockholders’ equity tables present the impacts of the restatement adjustments for the three months ended June 30, 2024, and September 30, 2024.

	Accumulated Deficit	Total Stockholders’ Equity (Deficit)
As Previously Reported
Balance at March 31, 2024	$(62,971)	$20,881
Net loss	(5,256)	(5,256)
Balance at June 30, 2024	$(68,227)	$16,480

Adjustments to Debt
Balance at March 31, 2024	$-	$-
Net loss	(212)	(212)
Balance at June 30, 2024	$(212)	$(212)

As Restated
Balance at March 31, 2024	$(62,971)	$20,881
Net loss	(5,468)	(5,468)
Balance at June 30, 2024	$(68,439)	$16,268

(in thousands)	Accumulated deficit	Total Stockholders’ Equity (Deficit)
As Previously Reported
Balance at March 31, 2024	$(62,971)	$20,881
Net loss	(5,256)	(5,256)
Balance at June 30, 2024	$(68,227)	$16,480
Net loss	(5,004)	(5,004)
Balance at September 30, 2024	$(73,231)	$14,275

Adjustments to Debt
Balance at March 31, 2024	$-	$-
Net loss	(212)	(212)
Balance at June 30, 2024	$(212)	$(212)
Net loss	(71)	(71)
Balance at September 30, 2024	$(283)	$(283)

Adjustments to Accrued Legal Fees
Balance at March 31, 2024	$-	$-
Net loss	-	-
Balance at June 30, 2024	$-	$-
Net loss	(359)	(359)
Balance at September 30, 2024	$(359)	$(359)

As Restated
Balance at March 31, 2024	$(62,971)	$20,881
Net loss	(5,468)	(5,468)
Balance at June 30, 2024	$(68,439)	$16,268
Net loss	(5,434)	(5,434)
Balance at September 30, 2024	$(73,873)	$13,633

Consolidated Statements of Cash Flows

The following unaudited consolidated statements of cash flow tables present the impacts of the restatement adjustments for the six months ended June 30, 2024, and the nine months ended September 30, 2024.

	Six Months Ended June 30, 2024
(in thousands)	As Previously Reported	Adjustments to Debt	As Restated
Operating activities
Net Loss	$(10,426)	$(212)	$(10,638)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of debt discount and deferred financing cost	445	272	717
Accrued interest expense on promissory note and convertible debt	210	(10)	200
Change in fair value of derivative liability	2,523	(50)	2,473
Net cash used in operating activities	(2,560)	-	(2,560)

	Nine Months Ended September 30, 2024,
(in thousands)	As Previously Reported	Adjustments to Debt	Adjustments to Accrued Legal Fees	As Restated
Operating activities
Net loss	$(15,430)	$(283)	$(359)	$(16,072)
Change in operating assets and liabilities:
Accrued liabilities	214	-	359	573
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of debt discount and deferred financing cost	678	310	-	988
Accrued interest expense on promissory note and convertible debt	340	(44)	-	296
Change in fair value of derivative liability	3,575	17	-	3,592
Net cash used in operating activities	(4,629)	-	-	(4,629)